Property, plant and equipment - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Other income	£ 52	£ 62	£ 69
Investment property
Disclosure of detailed information about property, plant and equipment [line items]
Other income	£ 8	£ 8